DESCRIPTION OF TCPL'S BUSINESS	12 Months Ended
Dec. 31, 2012
DESCRIPTION OF TCPL'S BUSINESS
DESCRIPTION OF TCPL'S BUSINESS

1.  DESCRIPTION OF TCPL'S BUSINESS

TransCanada PipeLines Limited (TCPL or the Company) is a wholly owned subsidiary of TransCanada Corporation (TransCanada) and is a leading North American energy company which operates in three business segments, Natural Gas Pipelines, Oil Pipelines and Energy, each of which offers different products and services.

Natural Gas Pipelines
 The Natural Gas Pipelines segment consists of the Company's investments in regulated natural gas pipelines and regulated natural gas storage facilities. Through its Natural Gas Pipelines segment, TCPL owns and operates:

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a natural gas transmission system extending from the Alberta/Saskatchewan border east into Québec (Canadian Mainline);
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a natural gas transmission system in Alberta and northeastern British Columbia (B.C.) (Alberta System);
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a natural gas transmission system extending from producing fields primarily located in Texas, Oklahoma, the Gulf of Mexico and Louisiana to markets primarily located in Wisconsin, Michigan, Illinois, Ohio and Indiana, and includes regulated natural gas storage facilities in Michigan (ANR);
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a natural gas transmission system extending from central Alberta to the B.C./Idaho border and to the Saskatchewan/Montana border (Foothills);
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natural gas transmission systems in Alberta that supply natural gas to the oil sands region of northern Alberta and to a petrochemical complex at Joffre, Alberta (Ventures LP);
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a natural gas transmission system in Mexico extending from Naranjos, Veracruz to Tamazunchale, San Luis Potosi (Tamazunchale); and
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a natural gas transmission system in Mexico extending from Manzanillo, Colima to Guadalajara, Jalisco (Guadalajara).

Through its Natural Gas Pipelines segment, TCPL operates and has ownership interests in natural gas pipeline systems as follows:

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a 53.6 per cent direct ownership interest in a natural gas transmission system that connects to the Canadian Mainline and serves markets in eastern Canada and the northeastern and midwestern United States (U.S.) (Great Lakes);
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a 75 per cent direct ownership interest in a natural gas transmission system extending from the B.C./Idaho border to the Oregon/California border (GTN);
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a 75 per cent direct ownership interest in a natural gas transmission system extending from the Powder River Basin in Wyoming to Northern Border in North Dakota (Bison);
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a 61.7 per cent interest in a natural gas transmission system that extends from a point near East Hereford, Québec, to the northeastern U.S. (Portland);
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a 50 per cent interest in a natural gas transmission system that connects with the Canadian Mainline near the Québec/Ontario border and transports natural gas to markets in Québec and to the Portland system (TQM); and
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a 33.3 per cent controlling interest in TC PipeLines, LP, which has the following ownership interests in pipelines operated by TCPL:
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a 46.4 per cent interest in Great Lakes, in which TCPL has a combined 69 per cent effective ownership interest through TC PipeLines, LP and a direct interest described above;
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a 50 per cent interest in a natural gas transmission system extending from a point near Monchy, Saskatchewan, to the U.S. Midwest (Northern Border), in which TCPL has a 16.7 per cent effective ownership interest through TC PipeLines, LP;
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a 25 per cent interest in GTN, in which TCPL has a combined 83.3 per cent effective ownership interest through TC PipeLines, LP and a direct interest described above;
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a 25 per cent interest in Bison, in which TCPL has a combined 83.3 per cent effective ownership interest through TC PipeLines, LP and a direct interest described above;
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a 100 per cent interest in a natural gas transmission system extending from Arizona to Baja California at the Mexico/California border (North Baja), in which TCPL has a 33.3 per cent effective ownership interest through TC PipeLines, LP; and
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a 100 per cent interest in a natural gas transmission system extending from Malin, Oregon, to Wadsworth, Nevada (Tuscarora), in which TCPL has a 33.3 per cent effective ownership interest through TC PipeLines, LP.

TCPL does not operate but has ownership interests in natural gas pipelines and natural gas marketing activities as follows:

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a 44.5 per cent interest in a natural gas transmission system that connects with the Canadian Mainline near Waddington, New York, and delivers natural gas to customers in the northeastern U.S. (Iroquois);
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a 46.5 per cent interest in a natural gas transmission system extending from Mariquita to Cali in Colombia (TransGas); and
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a 30 per cent interest in a natural gas transmission system extending from Loma de la Lata, Argentina to Concepción, Chile (Gas Pacifico), and in an industrial natural gas marketing company based in Concepción (INNERGY).

TCPL is currently constructing natural gas pipeline systems as follows:

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an extension to the Tamazunchale pipeline, extending the natural gas transmission system from Tamazunchale, San Luis Potosi to El Sauz, Queretaro;
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a natural gas transmission system that will transport natural gas from Chihuahua to Topolobampo, Mexico (Topolobampo); and
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a natural gas transmission system that will transport natural gas from El Oro to Mazatlan, Mexico (Mazatlan).

TCPL is currently developing the following natural gas pipeline systems:

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the proposed Coastal GasLink project consists of a natural gas transmission system that will transport natural gas from the Montney gas-producing region near Dawson Creek, B.C. to a liquefied natural gas export facility near Kitimat, B.C.; and
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the proposed Prince Rupert Gas Transmission Project consists of a pipeline to deliver natural gas from the Fort St. John area of B.C. to the proposed Pacific Northwest LNG facility at Port Edward near Prince Rupert, B.C.

Oil Pipelines
 The Oil Pipelines segment consists of a wholly owned and operated crude oil pipeline system which connects Alberta crude oil supplies to U.S. refining markets in Illinois and Oklahoma (Keystone Pipeline System).

TCPL is currently constructing oil pipeline infrastructure as follows:

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a crude oil pipeline to connect the crude oil hub at Cushing, Oklahoma to the U.S. Gulf Coast refining market (Gulf Coast Project);
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the Cushing Marketlink receipt facilities that will transport crude oil supply from the Permian Basin in western Texas to the U.S. Gulf Coast on facilities that form part of the Gulf Coast Project; and
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a crude oil terminal to be located at Hardisty, Alberta (Keystone Hardisty Terminal) that will provide Western Canadian producers with new batch accumulation tankage and pipeline infrastructure and access to the Keystone Pipeline System.

TCPL is currently developing oil pipeline infrastructure as follows:

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a new 1,897 km (1,179 mile) crude oil pipeline from Hardisty, Alberta to Steele City, Nebraska (Keystone XL), subject to regulatory approval;
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the Bakken Marketlink project that will transport crude oil supply from the Williston Basin in North Dakota and Montana to Cushing, Oklahoma on facilities that form part of Keystone XL;
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the proposed Northern Courier Pipeline, a 90 km (54 mile) pipeline system to service the Fort Hills mine site and transport bitumen and diluent between the Fort Hills mine site and the proposed Voyageur Upgrader, north of Fort McMurray, Alberta. The Company has been selected by the Fort Hills Energy Limited Partnership to design, build, own and operate the proposed pipeline; and
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the Grand Rapids Pipeline in northern Alberta, which includes both crude oil and diluent lines to transport volumes approximately 500 km (300 mile) between the producing area northwest of Fort McMurray and the Edmonton/Heartland region. The Company has entered into a joint venture agreement with Phoenix Energy Holdings Limited to develop the pipeline.

Energy
 The Energy segment primarily consists of the Company's investments in electrical power generation plants and non-regulated natural gas storage facilities. Through its Energy segment, the Company owns and operates:

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a natural gas and oil-fired generating facility in Queens, New York, consisting of multiple units employing steam turbine, combined-cycle and combustion turbine technology (Ravenswood);
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a natural gas-fired, combined-cycle power plant in Halton Hills, Ontario (Halton Hills);
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hydroelectric generation assets located in New Hampshire, Vermont and Massachusetts (TC Hydro);
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a natural gas-fired peaking facility located near Phoenix, Arizona (Coolidge);
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a natural gas-fired, combined-cycle plant in Burrillville, Rhode Island (Ocean State Power);
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a natural gas-fired cogeneration plant near Trois-Rivières, Québec (Bécancour);
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natural gas-fired cogeneration plants in Alberta at Carseland, Redwater, Bear Creek and MacKay River;
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a wind farm located in Kibby and Skinner townships in northwestern Franklin County, Maine (Kibby Wind);
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a natural gas-fired cogeneration plant near Saint John, New Brunswick (Grandview);
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a waste-heat fuelled power plant and the Cancarb thermal carbon black facility in Medicine Hat, Alberta (Cancarb);
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a natural gas storage facility near Edson, Alberta (Edson); and
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an underground natural gas storage facility near Crossfield, Alberta (CrossAlta).

TCPL does not operate but has ownership interests in power generation plants as follows:

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a 48.9 per cent partnership interest and a 31.6 per cent partnership interest in the nuclear power generation facilities of Bruce A and Bruce B (collectively Bruce Power), respectively, located near Tiverton, Ontario;
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a 62 per cent interest in the Baie-des-Sables, Anse-à-Valleau, Carleton, Montagne-Sèche and Gros-Morne wind farms in Gaspé, Québec (Cartier Wind); and
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a 50 per cent interest in a natural gas-fired, combined-cycle plant in Toronto, Ontario (Portlands Energy).

TCPL has long-term power purchase arrangements (PPA) in place for:

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a 100 per cent interest in the Sheerness power facility near Hanna, Alberta, which has 756 megawatts (MW) of generating capacity;
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a 100 per cent interest in the Sundance A power facilities near Wabamun, Alberta, which has 560 MW of generating capacity; and
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a 50 per cent interest in ASTC Power Partnership, which has a PPA in place for 706 MW of generating capacity from the Sundance B power facilities near Wabamun, Alberta.

TCPL is currently constructing a 900 MW natural gas-fired power plant at Ontario Power Generation's Lennox site in Greater Napanee, Ontario.

TCPL also has agreed to purchase nine Ontario solar projects in 2013 and 2014 with a combined capacity of 86 MW.